Related Parties Transactions (Details) - USD ($)		Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Related parties receivable		$ 11,674,772	$ 11,985,101	$ 23,006,827
Foshan City Jisheng Technology Co. Ltd. ("Jisheng") [Member]
Related Party Transaction [Line Items]
Related parties receivable	[1]	4,690,424	4,885,517	15,729,770
Zhaoqing Ketong Environmental Engineering Co. Ltd. ("Ketong") [Member]
Related Party Transaction [Line Items]
Related parties receivable	[2]			640,869
He, Guangxiang [Member]
Related Party Transaction [Line Items]
Related parties receivable	[3]	$ 6,984,348	7,099,584	6,636,060
Sea Treasure Holding Limited [Member]
Related Party Transaction [Line Items]
Related parties receivable				$ 128

[1]	Jisheng is owned by the shareholder of Nengcheng until September 17, 2016. During 2015 and 2016, Nengcheng conducted sales transactions with Jisheng. The amounts outstanding represent account receivable and other receivable due from Jisheng. These amounts are interest free, unsecured, and payable on demand. The outstanding amounts were significantly reduced subsequent to December 31, 2016 and are expected to be repaid in full before September 30, 2018.
[2]	The shareholder of Nengcheng was the legal representative of Zhaoqing Ketong Enviromental Enginnering Co. Ltd. until s, 2014. The current legal representative of Ketong, Mr. Ye, Shaohua, is the owner of Jisheng. These amounts represent account receivable and other receivable due from Ketong. The outstanding amounts are interest free, unsecured, and payable on demand. All outstanding amounts are settled as of the issuance date of the financial statements.
[3]	He, Guangxiang is a shareholder of Nengcheng until March 14, 2017. Mr. He received advances from the Company for the purpose of corporate development. These amounts are interest free, unsecured, and payable on demand. Management determined that such receivables are currently due from Mr. He, and that the Company has not offered an extended repayment timeline to him; management expects Mr. He to repay the balance in full no later than September 30, 2018; at that the date these financial statements are issued, given the aforementioned circumstances, management believes carrying these receivables as current assets as appropriate.